UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

Scudder Securities Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Small Company Value Fund

	Shares	Value ($)

Common Stocks 97.1%
Consumer Discretionary 14.4%
Auto Components 1.9%
American Axle & Manufacturing Holdings, Inc.	90,100	1,964,180
ArvinMeritor, Inc.	76,000	1,218,280
Modine Manufacturing Co.	35,800	1,183,548
Tenneco Automotive, Inc.*	121,500	2,007,180

		6,373,188
Distributors 0.3%
Audiovox Corp. "A"*	40,800	579,768
Handleman Co.	29,500	351,050

		930,818
Hotels Restaurants & Leisure 1.7%
Carmike Cinemas, Inc.	25,000	552,000
Jack in the Box, Inc.*	101,800	3,023,460
La Quinta Corp.*	87,600	731,460
Ryan's Restaurant Group, Inc.*	129,300	1,378,338

		5,685,258
Household Durables 0.3%
WCI Communities, Inc.*	41,300	1,033,326
Leisure Equipment & Products 1.1%
Callaway Golf Co.	52,500	748,125
JAKKS Pacific, Inc.*	154,900	2,847,062

		3,595,187
Media 2.8%
Emmis Communications Corp. "A"*	102,200	2,000,054
Journal Communications, Inc. "A"	23,600	333,940
Reader's Digest Association, Inc.	189,000	2,895,480
Scholastic Corp.*	136,200	4,433,310

		9,662,784
Specialty Retail 3.9%
Gymboree Corp.*	39,100	692,070
Payless ShoeSource, Inc.*	223,300	4,102,021
Stage Stores, Inc.	115,500	3,201,660
Too, Inc.*	113,600	3,227,376
Zales Corp.*	72,600	2,034,978

		13,258,105
Textiles, Apparel & Luxury Goods 2.4%
The Warnaco Group, Inc.*	127,100	2,882,628
UniFirst Corp.	31,500	1,104,390
Wolverine World Wide, Inc.	206,550	4,327,222

		8,314,240
Consumer Staples 4.2%
Food & Staples Retailing 0.8%
Nash-Finch Co.	69,200	2,149,352

Performance Food Group Co.*	15,900	438,681

		2,588,033
Food Products 3.4%
Flowers Foods, Inc.	140,125	4,105,663
Gold Kist, Inc.*	75,000	1,289,250
Lance, Inc.	12,800	224,384
Sanderson Farms, Inc.	80,500	2,778,055
Seaboard Corp.	2,300	3,268,300

		11,665,652
Energy 5.0%
Oil, Gas & Consumable Fuels
Energy Partners Ltd.*	159,300	4,041,441
Houston Exploration Co.*	57,100	2,943,505
Meridian Resource Corp.*	207,900	941,787
St. Mary Land & Exploration Co.	137,300	4,669,573
Stone Energy Corp.*	11,200	514,080
Swift Energy Co.*	91,500	3,994,890

		17,105,276
Financials 33.4%
Banks 14.9%
BankAtlantic Bancorp., Inc. "A"	221,700	3,079,413
BankUnited Financial Corp. "A"	202,400	4,800,928
Commercial Capital Bancorp., Inc.	207,900	3,338,874
Corus Bankshares, Inc.	58,900	3,233,610
FirstFed Financial Corp.*	96,100	5,140,389
Fremont General Corp.	198,100	4,296,789
Hancock Holding Co.	90,300	3,221,001
Hanmi Financial Corp.	26,500	485,215
Harbor Florida Bancshares, Inc.	38,200	1,349,988
IBERIABANK Corp.	13,750	734,937
MAF Bancorp., Inc.	76,100	3,161,194
NetBank, Inc.	98,900	773,398
Old National Bancorp.	32,770	717,991
Pacific Capital Bancorp.	123,466	4,453,419
PFF Bancorp., Inc.	30,250	908,710
Sandy Spring Bancorp., Inc.	22,350	787,837
Texas Regional Bancshares, Inc. "A"	121,635	3,567,555
UMB Financial Corp.	25,835	1,730,428
United Bankshares, Inc.	58,400	2,131,600
Westamerica Bancorp.	51,900	2,766,789

		50,680,065
Consumer Finance 1.1%
Cash America International, Inc.	175,600	3,838,616
Diversified Financial Services 1.2%
CompuCredit Corp.*	70,200	3,076,164
Partners Trust Financial Group, Inc.	6,900	80,385
PHH Corp.*	30,500	857,965

		4,014,514
Insurance 4.7%
LandAmerica Financial Group, Inc.	88,700	5,602,292
Safety Insurance Group, Inc.	40,300	1,515,683
Stewart Information Services Corp.	88,900	4,527,677
The Midland Co.	38,100	1,439,037

Zenith National Insurance Corp.	63,450	2,856,519

		15,941,208
Real Estate 11.5%
Alexandria Real Estate Equities, Inc. (REIT)	17,800	1,439,130
American Home Mortgage Investment Corp. (REIT)	42,400	1,146,072
Amli Residential Properties Trust (REIT)	35,800	1,355,030
Anthracite Capital, Inc. (REIT)	88,300	926,267
Ashford Hospitality Trust (REIT)	46,900	492,450
Brandywine Realty Trust (REIT)	54,600	1,496,040
Colonial Properties Trust (REIT)	38,300	1,674,093
Commercial Net Lease Realty (REIT)	63,700	1,234,506
Corporate Office Properties Trust (REIT)	19,100	663,916
Cousins Properties, Inc. (REIT)	35,500	1,048,670
Entertainment Properties Trust (REIT)	11,000	441,100
Equity Lifestyle Properties, Inc. (REIT)	22,600	956,658
Equity One, Inc. (REIT)	20,300	476,035
FelCor Lodging Trust, Inc. (REIT)*	80,800	1,205,536
First Industrial Realty Trust, Inc. (REIT)	41,700	1,694,271
Heritage Property Investment Trust (REIT)	36,600	1,193,160
Highwoods Properties, Inc. (REIT)	56,500	1,593,865
Home Properties, Inc. (REIT)	35,900	1,394,715
Impac Mortgage Holdings, Inc. (REIT)	37,200	373,488
Inland Real Estate Corp. (REIT)	55,500	790,875
Jones Lang LaSalle, Inc.	88,700	4,459,836
Kilroy Realty Corp. (REIT)	24,700	1,386,905
Lexington Corporate Properties Trust (REIT)	56,600	1,232,748
Maguire Properties, Inc. (REIT)	44,200	1,326,000
MFA Mortgage Investments, Inc. (REIT)	108,000	621,000
Nationwide Health Properties, Inc. (REIT)	68,500	1,588,515
Parkway Properties, Inc. (REIT)	19,900	935,499
Prentiss Properties Trust (REIT)	9,200	363,032
RAIT Investment Trust (REIT)	31,100	826,016
Redwood Trust, Inc. (REIT)	24,600	1,145,130
Sovran Self Storage, Inc. (REIT)	26,500	1,233,045
Taubman Centers, Inc. (REIT)	32,600	1,074,822
Trustreet Properties, Inc. (REIT)	74,800	1,124,244

		38,912,669
Health Care 4.0%
Biotechnology 0.4%
Albany Molecular Research, Inc.*	60,500	810,700
Regeneron Pharmaceuticals, Inc.*	52,100	651,771

		1,462,471
Health Care Equipment & Supplies 0.8%
Sybron Dental Specialties, Inc.*	63,400	2,719,860
Health Care Providers & Services 1.8%
Genesis HealthCare Corp.*	53,800	2,183,204
Kindred Healthcare, Inc.*	112,900	3,161,200
RehabCare Group, Inc.*	40,600	864,374

		6,208,778
Pharmaceuticals 1.0%
Alpharma, Inc. "A"	120,000	2,986,800
Perrigo Co.	28,700	383,719

		3,370,519

Industrials 11.6%
Aerospace & Defense 2.4%
DRS Technologies, Inc.	14,700	724,122
Hexcel Corp.*	194,100	3,070,662
Moog, Inc. "A"*	147,000	4,358,550

		8,153,334
Airlines 1.0%
Alaska Air Group, Inc.*	78,100	2,462,493
SkyWest, Inc.	32,200	943,782

		3,406,275
Building Products 1.5%
Griffon Corp.*	158,900	3,495,800
Lennox International, Inc.	32,200	898,058
LSI Industries, Inc.	44,900	807,751

		5,201,609
Commercial Services & Supplies 0.6%
Geo Group, Inc.*	16,200	353,808
NCO Group, Inc.*	70,100	1,259,697
Viad Corp.	11,900	342,839

		1,956,344
Construction & Engineering 1.5%
EMCOR Group, Inc.*	34,900	2,128,900
Quanta Services, Inc.*	242,100	2,781,729

		4,910,629
Industrial Conglomerates 0.5%
Tredegar Corp.	131,300	1,653,067
Machinery 2.8%
Crane Co.	78,700	2,436,552
Kennametal, Inc.	105,800	5,407,438
Stewart & Stevenson Services, Inc.	71,400	1,703,604

		9,547,594
Road & Rail 0.9%
Arkansas Best Corp.	78,000	3,023,280
Trading Companies & Distributors 0.4%
United Rentals, Inc.*	71,900	1,407,083
Information Technology 10.1%
Communications Equipment 0.2%
Avocent Corp.*	24,500	751,170
Computers & Peripherals 0.7%
Komag, Inc.*	91,000	2,440,620
Electronic Equipment & Instruments 3.1%
Agilysys, Inc.	167,700	2,505,438
MTS Systems Corp.	70,100	2,801,196
Plexus Corp.*	169,600	2,996,832
Rofin-Sinar Technologies, Inc.*	55,400	2,042,044

		10,345,510
IT Consulting & Services 1.9%
CSG Systems International, Inc.*	128,500	3,021,035
eFunds Corp.*	86,000	1,774,180
MAXIMUS, Inc.	16,600	601,750

United Online, Inc.	81,800	1,096,938

		6,493,903
Semiconductors & Semiconductor Equipment 3.1%
Fairchild Semiconductor International, Inc.*	199,600	3,073,840
Genesis Microchip, Inc.*	110,600	2,127,944
Integrated Device Technology, Inc.*	126,200	1,246,856
Photronics, Inc.*	123,700	2,226,600
Skyworks Solutions, Inc.*	362,300	1,941,928

		10,617,168
Software 1.1%
Internet Security Systems, Inc.*	38,200	940,866
Lawson Software, Inc.*	118,400	906,944
Mentor Graphics Corp.*	203,200	1,680,464

		3,528,274
Materials 7.7%
Chemicals 0.8%
Compass Minerals International, Inc.	44,700	1,000,833
Terra Industries, Inc.*	306,700	1,873,937

		2,874,770
Construction Materials 0.6%
Texas Industries, Inc.	39,300	1,949,280
Containers & Packaging 2.2%
Longview Fibre Co.	128,200	2,410,160
Myers Industries, Inc.	69,307	791,486
Silgan Holdings, Inc.	131,200	4,220,704

		7,422,350
Metals & Mining 4.1%
Carpenter Technology Corp.	69,600	4,196,880
Century Aluminum Co.*	89,000	1,618,020
MascoTech, Inc.*	90,800	0
Oregon Steel Mills, Inc.*	75,400	1,914,406
Quanex Corp.	65,750	3,807,583
Stillwater Mining Co.*	217,800	2,199,780

		13,736,669
Telecommunication Services 2.6%
Diversified Telecommunication Services
Commonwealth Telephone Enterprises, Inc.	121,200	4,349,868
General Communication, Inc., "A"*	240,200	2,308,322
Golden Telecom, Inc.	21,000	610,050
TALK America Holdings, Inc.*	155,000	1,494,200

		8,762,440
Utilities 4.1%
Electric Utilities 0.3%
ALLETE, Inc.	4,500	198,045
Sierra Pacific Resources*	72,000	932,400

		1,130,445
Gas Utilities 1.9%
New Jersey Resources Corp.	83,350	3,597,386
Northwest Natural Gas Co.	79,600	2,754,160

		6,351,546
Independent Power Producers & Energy Traders 0.7%
Black Hills Corp.	54,900	2,282,193

Multi-Utilities 1.2%
Avista Corp.				232,100	4,066,392

Total Common Stocks (Cost $294,696,192)					329,372,512

Principal Amount ($)					Value ($)
US Treasury Obligations 0.2%
US Treasury Bill, 3.75%**, 1/19/2006 (a) (Cost $783,499)				790,000	783,499
				Shares	Value ($)
Cash Equivalents 2.7%
Scudder Cash Management QP Trust, 3.83% (b) (Cost $9,183,727)				9,183,727	9,183,727
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 304,663,418)				100.0	339,339,738
Other Assets and Liabilities, Net				0.0	(160,216)

Net Assets				100.0	339,179,522

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				At October 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At October 31, 2005, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

Russell 2000 Index	12/15/2005	30	9,896,086	9,738,000	(158,086)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Small Company Value Fund, a series of Scudder Securities Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Small Company Value Fund, a series of Scudder Securities Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005